BASIS OF PRESENTATION AND LIQUIDITY (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2013 Subsequent Events One-for-Three Reverse Share Split	Aug. 31, 2012 IPTV operations	Aug. 31, 2012 IPTV operations UTStarcom Hong Kong Holdings Ltd. Convertible Bond
Divestitures
Amount of consideration paid by the Company upon divestiture				$ 30.0
Amount invested					$ 20.0
Authorized share capital (in shares)	250,000,000	250,000,000	250,000,000
Par value of shares (in dollars per share)	$ 0.00375	$ 0.00375	$ 0.00375